Segment Reporting - Schedule of Segments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from Online Education Service
Total	$ 6,354,274	$ 6,186,645	$ 7,223,220
Revenue from B2B2C Service [Member]
Revenue from Online Education Service
Revenue from Online Education Service	4,467,177	5,663,747	6,875,040
Revenue from B2C Service [Member]
Revenue from Online Education Service
Revenue from Online Education Service	42,604	20,342	137,412
Revenue from Technological Development and Operation Service [Member]
Revenue from Online Education Service
Revenue from Online Education Service	$ 1,844,492	$ 502,556	$ 210,768